Commitments And Contingencies - Additional Information (Details) € in Millions	6 Months Ended
Mar. 31, 2025 EUR (€)
Disclosure of contingent liabilities [abstract]
Initial planintiff claim amount	€ 94.7
Plaintiff claim amount	€ 41.6